UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AARON FLECK & ASSOCIATES L.L.C.
           --------------------------------------------------
Address:   1800 2ND Street, SUITE 799
           --------------------------------------------------
           SARASOTA, FLORIDA 34236
           --------------------------------------------------


Form 13F File Number:    -
              -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      KEVIN S. AARONS
           -----------------------------------------------
Title:     CHIEF FINANCIAL OFFICER
           -----------------------------------------------
Phone:     (203) 422-2160
           -----------------------------------------------

Signature, Place, and Date of Signing:

/S/ Kevin S. Aarons  Greenwich, Connecticut  August 7, 2001
-------------------  ----------------------  -----------------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                       Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        46
                                               -------------

Form 13F Information Table Value Total:        $138,541
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



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
                                                  Form 13F INFORMATION TABLE


                                             VALUE          SHARES OR      MARKET PRICE  INVESTMENT   OTHER       VOTING AUTHORITY
                                             ------         ---------      ------------  ----------   -----
        TITLE OF CLASS           CUSIP      (IN 000'S)   PRINCIPAL AMOUNT    PER SHARE   DISCRETION  MANAGERS    SOLE  SHARED  NONE
        --------------           -----     -----------   ----------------    ---------   ----------  --------    ----  ------  ----
Comcast Class A Special         200300200   42,716           984,235         43.4000       YES         NO        X
Liberty Media Group - AT&T      001957208   36,442         2,083,569         17.4900       YES         NO        X
Cablevision Systems Corp.       12686C109   10,779           184,260         58.5000       YES         NO        X
Bellsouth                       079860102    7,211           179,068         40.2700       YES         NO        X
Vodafone Group                  92857T107    4,570           204,455         22.3500       YES         NO        X
General Electric Co.            369604103    3,243            66,189         49.0000       YES         NO        X
SBC Communications, Inc.        78387G103    3,241            80,906         40.0600       YES         NO        X
AT&T Wireless                   00209A106    3,129           191,350         16.3500       YES         NO        X
American Tower Systems          031162100    3,112           150,559         20.6700       YES         NO        X
Gannett Co., Inc.               364730101    2,747            41,691         65.9000       YES         NO        X
Cablevision - Rainbow Media Gr  12686C844    2,377            92,146         25.8000       YES         NO        X
Comcast Corp - Class A          200300101    2,230            51,926         42.9500       YES         NO        X
America OnLine                  026609107    2,133            40,239         53.0000       YES         NO        X
Texas Instruments Inc           882508104    1,344            42,130         31.9000       YES         NO        X
SLM Holding Corp.               78442A109    1,278            17,500         73.0000       YES         NO        X
Univision Comm. Class A         941906102    1,159            27,100         42.7800       YES         NO        X
United Global Com               925529208    1,000           115,615          8.6500       YES         NO        X
Viacom Inc CL A                 925524100      902            17,015         53.0400       YES         NO        X
American Home Products          026874107      870            14,800         58.7500       YES         NO        X
Nextel Inc                      65332V103      805            46,000         17.5000       YES         NO        X
Johnson & Johnson               478160104      788            15,780         49.9600       YES         NO        X
Charter Communications, Inc.    16117M107      725            31,049         23.3500       YES         NO        X
CMG Information Services        125750109      693           231,052          3.0000       YES         NO        X
NTL Inc.                        629407107      474            39,331         12.0500       YES         NO        X
Nextel Partners Inc.            65333F107      429            27,650         15.5200       YES         NO        X
Endesa SA-Sponsored ADR         2925BN107      426            26,800         15.8800       YES         NO        X
Automatic Data Processing       053015103      398             8,000         49.7000       YES         NO        X
Schlumberger                    806857108      337             6,410         52.6500       YES         NO        X
Wells Fargo & Co.               949746101      330             7,100         46.4300       YES         NO        X
Target                          87612E106      298             8,600         34.6000       YES         NO        X
American Int'l Group            029912201      293             3,450         85.0100       YES         NO        X
Touchstone Respources Ltd.      891917106      286           200,000          1.4300       YES         NO        X
MGIC Investment Corp            552848103      279             3,837         72.6400       YES         NO        X
Merck & Company, Inc.           589331107      262             4,100         63.9100       YES         NO        X
City National Corp.             178566105      253             5,712         44.2900       YES         NO        X
Amgen Inc.                      001957109      235             3,880         60.6800       YES         NO        X
Cox Communications Cl A         224044107      234             5,278         44.3000       YES         NO        X
Clear Channel Communications    184502102      200             3,196         62.7000       YES         NO        X
Metromedia Fiber Networks       591689104      140            68,830          2.0400       YES         NO        X
Exodus                          302088109       61            29,440          2.0600       YES         NO        X
ACTV, Inc.                      00088E104       37            11,135          3.3300       YES         NO        X
EpicEdge Inc.                   29426X102       31           100,000          0.3100       YES         NO        X
Exchange Applications, Inc.     300867108       17            15,008          1.1000       YES         NO        X
Winstar Communications          975515107       14           301,908          0.0460       YES         NO        X
Advanced Tobacco Products       02364J104        8            25,000          0.3300       YES         NO        X
Corecomm Limited                21869Q108        5            25,983          0.1900       YES         NO        X


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